UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

ANNUAL REPORT
March 31, 2013

Neiman Large Cap Value Fund
Annual Report
May 2013

Dear Shareholders:

     As of March 31, 2013, Neiman Large Cap Value Fund (symbol NEIMX) has completed its 10th year since inception. The accompanying annual report covers the most recent fiscal year, from April 1, 2012 through March 31, 2013.

     As of the end of the fiscal year, March 31, 2013, our Fund had total net assets of approximately $25.7 million. This was a decrease of approximately $3.6 million from the total net assets at the end of the previous fiscal year. The Fund managers feel that a primary reason for a reduction in Fund assets was not due to poor performance of the Fund, but rather the reduction in percentage allocation by certain outside portfolio management advisory firms who include NEIMX in their portfolio models.

     As of March 31, 2013, the Fund had a total return for the fiscal year from April 1, 2012, through March 31, 2013, of 7.60% . During that same time period, our benchmark, the S&P 500 Total Return Index, had a total return of 13.96% .

     As of August 1, 2012, a Class A version of Neiman Large Cap Value Fund (NEAMX) was launched. At the end of the current fiscal year there was approximately $270 thousand in net assets in the Class A shares. The performance percentages of NEAMX were essentially the same as those of NEIMX during the period from date of inception until end of the fiscal year, March 31, 2013.

     Historically, the Fund does not always beat our benchmark index. The Neiman Large Cap Value Fund is managed by selling covered call options on many of the holdings in the Fund, and thereby receives cash premiums, in addition to cash dividends. This strategy helps us adhere to our goal of trying to protect against downside movements of the market, and yet participate in price increases when the stock market goes up. The receipt of cash premiums, when added to the dividends, helps reduce the volatility, meaning the price swings, of the portfolio as a whole. Translated, this means the Fund is often more stable with less downside volatility the other funds in its category, and accordingly will drop less than our benchmark index when markets are down. In a rising market, the opposite often occurs, and the Fund will not rise as much as our benchmark when there are strong bull markets.

     As portfolio managers, we invest in dividend paying large US companies, which show evidence of financial strength and stability. We combine this approach with the strategy of selling covered calls on a significant percentage of our portfolio. As a result of this combined strategy, NEIMX has shown lower volatility than our benchmark, as measured by standard deviation, and thereby attempting to reduce risk in our portfolio. By comparison, at the end of the fiscal year, March 31, 2013, NEIMX had a 3 year standard deviation of 12.38%, while our benchmark S&P 500 Total Return Index had a 3 year standard deviation of 15.01% . Accordingly, we feel our strategy has been successful in attempting to protect our shareholders by reducing the level of risk.

     Thank you for your investment in the Neiman Large Cap Value Fund. We will always endeavor to focus on safety of our shareholders' investments as our highest priority.

Harvey Neiman President Portfolio Manager Neiman Funds	Daniel Neiman Chief Compliance Officer Portfolio Manager Neiman Funds

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2013 Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2013.

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
No-Load Shares	7.60%	8.88%	3.05%	5.74%
Class A Shares(B) (with sales charge)*	N/A	N/A	N/A	3.60%
Class A Shares(B) (without sales charge)*	N/A	N/A	N/A	9.92%
S&P 500(C)	13.96%	12.67%	5.81%	8.53%

Total Annual Fund Operating Expense Ratio (from 08/01/12 Prospectus):
                              No-Load Shares - Gross 1.57%, Net 1.45%
                              Class A Shares - Gross 1.82%, Net 1.45%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 3 Years, 5 Years and Since Inception (10 Years for No-Load Shares) returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(B) Class A commenced operations on August 1, 2012.

(C) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. The since inception performance information for the index is calculated from April 1, 2003.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                Neiman Large Cap Value Fund
                            by Sectors (as a percentage of Net Assets)
                                                     (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2)ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 1, 2012 and held through March 31, 2013.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2012
	October 1, 2012	March 31, 2013	to March 31, 2013

Actual	$1,000.00	$1,072.79	$7.49

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Class A

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2012
	October 1, 2012	March 31, 2013	to March 31, 2013

Actual	$1,000.00	$1,072.79	$7.49

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2013 Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
9,600	Aflac Incorporated +	$499,392	1.94%
Agricultural Chemicals
2,400	CF Industries Holdings, Inc. +	456,888	1.78%
Air Courier Services
4,300	FedEx Corporation	422,260	1.64%
Aircraft Engines & Engine Parts
5,300	United Technologies Corp. +	495,179	1.93%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
6,700	HJ Heinz Co.	484,209	1.89%
Commercial Banks
6,600	Bank of Montreal (Canada) +	415,470	1.62%
Computer Storage Devices
13,700	Western Digital Corporation +	688,973	2.68%
Crude Petroleum & Natural Gas
6,100	Apache Corp. +	470,676	1.83%
Electric Services
11,500	American Electric Power Co. Inc. +	559,245
11,300	Southern Co. +	530,196
		1,089,441	4.24%
Electronic & Other Electrical Equipment (No Computer Equipment)
6,700	Emerson Electric Co.	374,329	1.46%
Fire, Marine & Casualty Insurance
5,000	ACE Limited (Switzerland) +	444,850
4,900	The Chubb Corporation +	428,897
		873,747	3.40%
Food and Kindred Products
8,633	Kraft Foods Inc.	444,858
18,400	Mondelçz International, Inc. +	563,316
		1,008,174	3.93%
Gas & Other Services Combined
5,800	Sempra Energy	463,652	1.81%
Hospitals & Medical Service Plans
9,600	Aetna Inc. +	490,848
8,900	UnitedHealth Group, Inc. +	509,169
		1,000,017	3.89%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,100	VF Corp. +	520,025	2.02%
National Commercial Banks
8,400	The PNC Financial Services Group, Inc. +	558,600	2.17%
Oil & Gas Field Machinery & Equipment
6,800	National Oilwell Varco, Incorporated +	481,100	1.87%
Oil, Gas Field Services, NBC
6,000	Schlumberger Limited +	449,340	1.75%
Petroleum Refining
4,500	Chevron Corp. +	534,690
14,300	Suncor Energy Inc. (Canada) +	429,143
		963,833	3.75%
Pharmaceutical Preparations
10,000	Eli Lilly and Company +	567,900	2.21%
Radio & TV Broadcasting & Communications Equipment
8,300	QUALCOMM Incorporated +	555,602	2.16%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Investments
		March 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Railroads, Line-Haul Operating
5,600	Canadian National Railway Company (Canada) +	$561,680
4,000	Union Pacific Corporation +	569,640
		1,131,320	4.40%
Retail - Department Stores
7,100	Kohl's Corporation	327,523	1.28%
Retail - Eating Places
5,600	McDonald's Corp. +	558,264	2.17%
Retail - Variety Stores
5,000	Costco Wholesale Corp.	530,550	2.07%
Rubber & Plastic Footwear
10,200	Nike Inc. Class B +	601,902	2.34%
Search, Detection, Navigation, Guidance, Aeronautical Systems
7,000	Raytheon Company	411,530	1.60%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,100	Procter & Gamble Co. +	547,126	2.13%
Surgical & Medical Instruments & Apparatus
8,100	Stryker Corporation +	528,444	2.06%
Tobacco Products
15,400	Altria Group Inc. +	529,606
4,500	Philip Morris International, Inc.	417,195
		946,801	3.70%
Wholesale - Drugs Properties & Druggists' Sundries
3,300	McKesson Corporation +	356,268	1.39%
Total for Common Stocks (Cost $14,482,668)		18,778,535	73.11%
	Other Assets in Excess of Liabilities	6,907,398	26.89%
	Net Assets	$25,685,933	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Neiman Large Cap Value Fund

	Schedule of Written Options
	March 31, 2013
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
ACE Limited (Switzerland)
May 2013 Calls @ 87.50	1,000	$2,650
Aetna Inc.
April 2013 Calls @ 50.00	1,900	3,249
Aflac Incorporated
May 2013 Calls @ 55.00	1,900	760
Altria Group Inc.
June 2013 Calls @ 35.00	3,100	1,519
American Electric Power Co. Inc.
May 2013 Calls @ 46.00	2,300	6,325
Apache Corp.
April 2013 Calls @ 90.00	1,200	36
Bank of Montreal (Canada)
June 2013 Calls @ 65.00	1,300	325
Canadian National Railway Company
April 2013 Calls @ 100.00	1,100	1,760
CF Industries Holdings, Inc.
May 2013 Calls @ 250.00	500	65
Chevron Corp.
April 2013 Calls @ 120.00	900	882
The Chubb Corporation
April 2013 Calls @ 85.00	1,000	2,500
Eli Lilly and Company
April 2013 Calls @ 55.00	2,000	4,060
McDonald's Corp.
April 2013 Calls @ 97.50	1,100	3,091
McKesson Corporation
May 2013 Calls @ 105.00	800	3,920
Mondelçz International, Inc.
June 2013 Calls @ 29.00	3,700	8,140
National Oilwell Varco, Incorporated
May 2013 Calls @ 75.00	1,400	1,736
Nike Inc. Class B
April 2013 Calls @ 57.50	2,000	3,680
The PNC Financial Services Group, Inc.
May 2013 Calls @ 65.00	1,700	3,961
Procter & Gamble Co.
April 2013 Calls @ 77.50	1,400	924
QUALCOMM Incorporated
April 2013 Calls @ 70.00	1,700	187
Schlumberger Limited
April 2013 Calls @ 85.00	1,200	48
Southern Co.
May 2013 Calls @ 45.00	2,300	4,600
Stryker Corporation
June 2013 Calls @ 65.00	1,600	3,840
Suncor Energy Inc.
June 2013 Calls @ 37.00	2,900	58
Union Pacific Corporation
May 2013 Calls @ 140.00	800	4,080
UnitedHealth Group, Inc.
June 2013 Calls @ 60.00	1,800	1,548
United Technologies Corp.
May 2013 Calls @ 95.00	1,000	1,470

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Neiman Large Cap Value Fund

	Schedule of Written Options
	March 31, 2013
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
VF Corp.
May 2013 Calls @ 160.00	600	$6,240
Western Digital Corporation
April 2013 Calls @ 50.00	2,700	4,563
Total (Premiums Received $49,463)		$76,217

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2013
Assets:
Investment Securities at Fair Value	$18,778,535
(Cost $14,482,668)
Cash	6,901,733
Prepaid Expenses	16,296
Receivables:
Securities Sold	93,481
Fund Shares Purchased	28,955
Dividends and Interest	44,516
Total Assets	25,863,516
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $49,463)	76,217
Payable for Fund Shares Redeemed	54,920
Accrued Management Fees	21,912
Accrued Distribution and Service (12b-1) Fees	112
Accrued Compliance Officer Expense	1,013
Accrued Trustees Fees	9
Other Accrued Expenses	23,400
Total Liabilities	177,583
Net Assets	$25,685,933
Net Assets Consist of:
Paid In Capital	$21,356,185
Accumulated Undistributed Net Investment Income (Loss)	58,673
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	1,962
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	4,269,113
Net Assets	$25,685,933

No-Load Shares
Net Assets	$25,415,803
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,059,324
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$23.99

Class A Shares *
Net Assets	$270,130
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	11,260
Net Asset Value and Redemption Price Per Share	$23.99
Maximum Offering Price Per Share ($23.99/0.9425) **	$25.45

* Class A commenced operations on August 1, 2012. ** Reflects a maximum sales charge of 5.75% .

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

Neiman Large Cap Value Fund

Statement of Operations
For the fiscal year ended March 31, 2013
Investment Income:
Dividends and Interest (Net of foreign withholding tax of $7,085)	$554,303
Total Investment Income	554,303

Expenses:
Management fees	240,444
Transfer agent fees & accounting fees	39,751
Distribution and service (12b-1) fees - Class A	140
Administration fees	27,886
Audit fees	17,115
Registration expense	29,999
Custody fees	11,471
Legal fees	11,983
Miscellaneous expense	3,830
Printing and postage expense	1,776
Insurance expense	3,274
Compliance officer expense	4,000
Trustees fees	3,000
Total Expenses	394,669
Less:
Expense Waiver / Expense Reimbursement	(46,028)
Net Expenses	348,641
Net Investment Income (Loss)	205,662

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	658,831
Realized Gain (Loss) on Options Written	75,752
Change In Unrealized Appreciation (Depreciation) on Investments	683,451
Change In Unrealized Appreciation (Depreciation) on Options Written	(38,992)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	1,379,042

Net Increase (Decrease) in Net Assets from Operations	$1,584,704

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 10

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2012	4/1/2011
	to	to
	3/31/2013	3/31/2012
From Operations:
Net Investment Income (Loss)	$205,662	$152,124
Net Realized Gain (Loss) on Investments	658,831	632,469
Net Realized Gain (Loss) on Options Written	75,752	317,833
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	644,459	70,819
Increase (Decrease) in Net Assets from Operations	1,584,704	1,173,245
From Distributions to Shareholders:
Net Investment Income
No-Load Shares	(230,435)	(110,494)
Class A Shares *	(691)	-
Net Realized Gain from Security Transactions
No-Load Shares	(374,114)	-
Class A Shares *	(1,769)	-
Change in Net Assets from Distributions	(607,009)	(110,494)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	7,598,411	13,103,788
Class A Shares *	310,306	-
Shares Issued on Reinvestment of Dividends
No-Load Shares	485,494	96,368
Class A Shares *	2,460	-
Cost of Shares Redeemed
No-Load Shares	(12,881,249)	(8,299,275)
Class A Shares *	(51,008)	-
Net Increase (Decrease) from Shareholder Activity	(4,535,586)	4,900,881
Net Increase (Decrease) in Net Assets	(3,557,891)	5,963,632
Net Assets at Beginning of Period	29,243,824	23,280,192
Net Assets at End of Period (Including Accumulated	$25,685,933	$29,243,824
Undistributed Net Investment Income of $58,673 and $84,137)
Share Transactions:
Issued
No-Load Shares	330,471	604,094
Class A Shares *	13,336	-
Reinvested
No-Load Shares	21,864	4,423
Class A Shares *	110	-
Redeemed
No-Load Shares	(568,529)	(380,033)
Class A Shares *	(2,186)	-
Net Increase (Decrease) in Shares	(204,934)	228,484

* Class commenced operations on August 1, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 11

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class
Selected data for a share outstanding	4/1/2012	4/1/2011	4/1/2010	4/1/2009	4/1/2008
throughout the period:	to	to	to	to	to
	3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009
Net Asset Value -
Beginning of Period	$22.93	$22.23	$19.27	$15.29	$21.77
Net Investment Income (Loss) (a)	0.19	0.13	0.05	0.07	0.18
Net Gains or Losses on Securities (d)
(realized and unrealized)	1.50	0.66	2.98	4.02	(6.43)
Total from Investment Operations	1.69	0.79	3.03	4.09	(6.25)

Distributions (From Net Investment Income)	(0.23)	(0.09)	(0.07)	(0.11)	(0.03)
Distributions (From Capital Gains)	(0.40)	0.00	0.00	0.00	(0.20)
Total Distributions	(0.63)	(0.09)	(0.07)	(0.11)	(0.23)
Net Asset Value -
End of Period	$23.99	$22.93	$22.23	$19.27	$15.29
Total Return (b)	7.60%	3.57%	15.83%	26.87%	(29.04)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$25,416	$29,244	$23,280	$13,844	$11,618
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.64%	1.57%	1.83%	2.09%	2.49%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.66%	0.49%	0.16%	0.06%	0.22%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.46%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.86%	0.60%	0.26%	0.40%	0.96%
Portfolio Turnover Rate	38.79%	64.41%	35.26%	74.34%	101.01%

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	8/1/2012*
	to
	3/31/2013
Net Asset Value -
Beginning of Period	$22.37
Net Investment Income (Loss) (a)	0.12
Net Gains or Losses on Securities (d)
(realized and unrealized)	2.06
Total from Investment Operations	2.18
Distributions (From Net Investment Income)	(0.16)
Distributions (From Capital Gains)	(0.40)
Total Distributions	(0.56)
Net Asset Value -
End of Period	$23.99
Total Return (b)	9.92%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$270
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.84%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.76%	**

Portfolio Turnover Rate	38.79%	*** (c)

* The Class commenced operations on August 1, 2012. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends.
(c) Portfolio turnover presented above is representive of the Fund's portfolio turnover from April 1, 2012 to March 31, 2013.
(d) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 12

NOTES TO FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2013

1.) ORGANIZATION
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2013, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The Fund currently offers No-Load Class shares and Class A shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus.The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2013 Annual Report 13

Notes to Financial Statements - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

2013 Annual Report 14

Notes to Financial Statements - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value procedures, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,778,535	$0	$0	$18,778,535
Total	$18,778,535	$0	$0	$18,778,535

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$76,217	$0	$76,217
Total	$0	$76,217	$0	$76,217

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2013. There were no transfers into or out of the levels during the fiscal year ended March 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2013, the Adviser earned management fees totaling $240,444 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class and at 1.45% of its average daily net assets for Class A Shares through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the fiscal year ended March 31, 2013, the Adviser waived fees and/or reimbursed expenses totaling $46,028 to the Fund. The Fund owed the Adviser $21,912 at March 31, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN|
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the ”Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s

2013 Annual Report 15

Notes to Financial Statements - continued

Class A shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period August 1, 2012 through March 31, 2013, there was $140 of 12b-1 fees incurred by Class A. As of March 31, 2013, $112 was available for qualifed expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $480 resulting from the sale of Class A shares during the period August 1, 2012 to March 31, 2013.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,113,396 and $13,484,000, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2013 was $14,557,459, and premiums received from options written was $49,463.

At March 31, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$4,417,299	($222,977)	$4,194,322

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2013, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 58.32% of the Fund, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS
As of March 31, 2013, Fund portfolio securities valued at $2,988,474 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2012	780	$111,848
Options written	2,104	$382,488
Options terminated in closing purchase transactions	(550)	($126,148)
Options expired	(1,048)	($189,933)
Options exercised	(817)	($128,792)
Options outstanding at March 31, 2013	469	$49,463

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($76,217)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2013 by the Fund are recorded in the following locations in the Statement of Operations:

2013 Annual Report 16

Notes to Financial Statements - continued

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$75,752	Appreciation (Depreciation)	($38,992)
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counter-party risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

9.) DISTRIBUTIONS TO SHAREHOLDERS The tax character of distributions was as follows:

Distributions paid from:
	Year ended	Year ended
	March 31, 2013	March 31, 2012
Ordinary Income:	$231,126	$110,494
Short-term Capital Gain:	0	0
Long-term Capital Gain:	375,883	0
	$607,009	$110,494

As of March 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 58,673
Accumulated capital gains	76,753
Unrealized appreciation - net	4,194,322
$ 4,329,748

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales. During the fiscal year ended March 31, 2013, the Fund utilized $239,538 of available capital loss carryforwards.

2013 Annual Report 17

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 29, 2013

2013 Annual Report 18

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

					Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 68	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
			Neiman Funds Management LLC,
			Portfolio Manager (2009-Present).

Michael Lomas(2), 37	Trustee	Since 2009	NEXT Financial Group, Division	3	None
			Manager and Registered
			Representative (2000-Present);
			Financials Guys LLC, Co-
			owner/Co-founder (2000-Present);
			Independent Solutions Wealth
			Management, LLC, President
			(2007-Present). Neiman Funds
			Management LLC, Business
			Development (2009-Present).

Daniel Neiman(2), 35	Treasurer,	Since	Neiman Capital Management LLC,	N/A	N/A
	Secretary	2003	(Chief Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 61	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
59	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 35	Independent	Since 2003	Chief Financial Officer/Controller	3	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present);

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2013 Annual Report 19

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2013 Annual Report 20

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2013 Annual Report 21

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Ste 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

Class A Shares (NBAFX)
Class C Shares (NBCFX)
For Investors Seeking Total Return

ANNUAL REPORT
March 31, 2013

Neiman Balanced Allocation Fund
Annual Report
May 2013

Dear Shareholders:

As of March 31, 2013, Neiman Balanced Allocation Fund (symbols NBAFX / NBCFX) has completed its 3rd year since inception in July, 2010. The accompanying annual report covers the most recent fiscal year, from April 1, 2012 through March 31, 2013.

As of the end of the fiscal year, March 31, 2013, our Fund had total net assets of approximately $16.2 million, an increase of approximately $2 million over the previous fiscal year.

As of March 31, 2013, NBAFX had a total return for the fiscal year from April 1, 2012, through March 31, 2013, of 8.62% (Class A shares excluding sales charges); and NBCFX had a total return of 7.84% (Class C shares excluding sales charges) for the same time period. Our benchmark, the S&P 500 Index (total return), had a total return of 13.96% for the same time period.

During the first calendar quarter of 2013, from January 1, 2013, to March 31, 2013, NBAFX delivered a total return of 5.15%; and NBCFX had a total return of 5.03%, for the same time period. During that same time period, the total return for S&P 500 Index was 10.61% .

Factors that contributed to the Fund's performance were the strong equity market and the fact that the Fund is a balanced fund, meaning that it is balanced between aggressive and conservative holdings. Recognizing that the Fund is an allocation fund, wherein approximately 65% of the holdings are equities and approximately 35% of the holdings are cash and fixed income securities, it is understandable that the relative performance of the Fund trailed that of the Index comprised of 100% equity holdings. It is the opinion of management that the Fund's performance was consistent with philosophy of management to preserve capital, yet participate in upside growth of the markets, on using a balance between conservative and partially aggressive investments.

The portfolio managers continue to adhere to an investment selection process that screens for the best available fund managers in the various allocation categories. During the fiscal year from 4/1/12 through 3/31/13, there was an upward bias to the general stock market. Management feels that the Fund delivered performance returns with the philosophy of the Fund to provide conservative protection of shareholders' invested dollars, while also capturing positive growth in shareholder value.

Sectors within NBAFX / NBCFX showing strong performance in the last six months were Large Cap Value, Large Cap Growth, Mid Cap Growth, Small Cap Growth, Foreign Large Cap Growth, Foreign Emerging Markets, Real Estate, and Investment Grade Corporate Bonds.

Thank you for your investment in the Neiman Balanced Allocation Fund. We will always endeavor to focus on reasonable returns, coupled with the safety of our shareholders' investments as our highest priority.

Harvey Neiman President Portfolio Manager Neiman Funds	Daniel Neiman Chief Compliance Officer Portfolio Manager Neiman Funds

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2013 Annual Report 1

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013.
		Since
	1Year	Inception(A)
CLASS A (with sales charge)***	2.38%	6.56%
CLASS A (without sales charge)***	8.62%	8.91%
CLASS C (with CDSC)****	6.84%	8.10%
CLASS C (without CDSC)****	7.84%	8.10%
S&P 500 Index (B)	13.96%	17.85%

Annual Fund Operating Expense Ratio:	Class A - Gross 3.35%, Net 2.40%
(from 08/01/12 Prospectus)	Class C - Gross 4.10%, Net 3.15%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND

                                 Neiman Balanced Allocation Fund
                                by Sectors (as a percentage of Net Assets)
                                                         (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2012 through March 31, 2013.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2012
	October 1, 2012	March 31, 2013	to March 31, 2013

Actual	$1,000.00	$1,062.97	$7.46

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2012
	October 1, 2012	March 31, 2013	to March 31, 2013

Actual	$1,000.00	$1,059.61	$11.30

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2013 Annual Report 4

Neiman Balanced Allocation Fund

		Schedule of Investments
			March 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
29,019	Amana Growth Fund	$827,041
37,917	Delaware Select Growth Fund - Class A *	1,649,391
10,968	Fidelity Advisor Materials Fund - Class I	826,958
71,596	Goldman Sachs Inflation Protected Securities Fund - Class A	804,735
37,301	Intrepid Small Cap Fund - Institutional Class *	581,895
188,474	Ivy High Income Fund - Class Y	1,643,491
9,543	Janus Enterprise Fund - Class T	688,738
22,153	JPMorgan Mid Cap Value Fund - Class A	686,513
104,125	Neiman Large Cap Value Fund - No Load Class+	2,497,958
58,872	Neuberger Berman Real Estate Fund - Trust Class	833,039
103,645	PIMCO Income Fund - Class D	1,299,713
130,972	PIMCO Total Return Fund - Institutional Class	1,472,120
37,958	PNC Small Cap Fund - Class A *	627,070
47,219	Thornburg International Growth Fund - Class A	853,724
78,139	Virtus Emerging Markets Opportunities Fund - Class I	818,114
Total for Mutual Funds (Cost $14,397,795)		16,110,500	99.50%
	Total Investments	16,110,500
	(Cost $14,397,795)
	Other Assets in Excess of Liabilities	80,863	0.50%
	Net Assets	$16,191,363	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at March 31, 2013.

The accompanying notes are an integral part of these
financial statements.

2013 Annual Report 5

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2013
Assets:
Unaffiliated Investment Securities at Fair Value	$13,612,542
(Cost $12,201,573)
Affiliated Investment Securities at Fair Value	2,497,958
(Cost $2,196,222)
Prepaid Expenses	5,198
Receivables:
Fund Shares Purchased	7,284
Securities Sold	330,000
Dividends and Interest	20,934
Total Assets	16,473,916
Liabilities:
Due to Custodian	220,138
Due to Adviser	14,486
Accrued Distribution and Service (12b-1) Fees	22,261
Accrued Compliance Officer Expense	960
Other Accrued Expenses	24,708
Total Liabilities	282,553
Net Assets	$16,191,363
Net Assets Consist of:
Paid In Capital	$14,461,497
Accumulated Undistributed Net Investment Income	28,904
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(11,743)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	1,712,705
Net Assets	$16,191,363

Class A
Net Assets	$9,710,397
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	791,761
Net Asset Value and Redemption Price Per Share	$12.26
Maximum Offering Price Per Share ($12.26/0.9425) (a)	$13.01

Class C
Net Assets	$6,480,966
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	534,755
Net Asset Value and Offering Price Per Share	$12.12
Redemption Price Per Share ($12.12 x 0.99) (b)	$12.00

(a) Reflects a maximum sales charge of 5.75% .
(b) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Operations
For the fiscal year ended March 31, 2013
Investment Income:
Dividends from Unaffiliated Funds	$369,327
Dividends from Affiliated Funds	17,252
Interest from Unaffiliated Funds	337
Total Investment Income	386,916
Expenses:
Management fees	150,855
Transfer agent fees & accounting fees	36,766
Distribution and service (12b-1) fees - Class A	20,705
Distribution and service (12b-1) fees - Class C	68,036
Administration fees	30,000
Audit fees	17,395
Registration expense	7,978
Custody fees	7,691
Legal fees	10,466
Miscellaneous expense	3,075
Printing and postage expense	3,000
Insurance expense	2,472
Compliance officer expense	4,000
Trustees fees	3,000
Total Expenses	365,439
Less:
Expense Waiver / Expense Reimbursement	(95,673)
Net Expenses	269,766
Net Investment Income (Loss)	117,150

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investment Companies	128,519
Capital Gain Distributions from Affiliated Investment Companies	26,000
Realized Gain (Loss) on Unaffiliated Investments	242,794
Realized Gain (Loss) on Affiliated Investments	(5,286)
Change In Unrealized Appreciation (Depreciation) on Investments	769,728
Net Realized and Unrealized Gain (Loss) on Investments	1,161,755

Net Increase (Decrease) in Net Assets from Operations	$1,278,905

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Neiman Balanced Allocation Fund

Statements of Changes in Net Assets
	4/1/2012	4/1/2011
	to	to
	3/31/2013	3/31/2012
From Operations:
Net Investment Income (Loss)	$117,150	$43,138
Capital Gain Distributions from Investment Companies	154,519	102,518
Net Realized Gain (Loss) on Investments	237,508	(501,950)
Change in Net Unrealized Appreciation (Depreciation) on Investments	769,728	596,407
Increase (Decrease) in Net Assets from Operations	1,278,905	240,113
From Distributions to Shareholders:
Net Investment Income
Class A	(107,326)	(11,936)
Class C	(24,058)	(9,640)
Net Realized Gain from Security Transactions
Class A	-	(67,555)
Class C	-	(66,539)
Change in Net Assets from Distributions	(131,384)	(155,670)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	3,171,729	2,683,781
Class C	1,328,684	3,228,987
Shares Issued on Reinvestment of Dividends
Class A	94,984	73,978
Class C	20,745	66,799
Cost of Shares Redeemed
Class A	(1,516,872)	(645,251)
Class C	(2,227,134)	(709,084)
Net Increase (Decrease) from Shareholder Activity	872,136	4,699,210
Net Increase (Decrease) in Net Assets	2,019,657	4,783,653
Net Assets at Beginning of Period	14,171,706	9,388,053
Net Assets at End of Period (Including Accumulated	$16,191,363	$14,171,706
Undistributed Net Investment Income of $28,904 and $43,138)
Share Transactions:
Issued
Class A	274,482	244,846
Class C	116,657	295,459
Reinvested
Class A	8,181	6,979
Class C	1,804	6,368
Redeemed
Class A	(129,722)	(59,297)
Class C	(193,735)	(65,839)
Net Increase (Decrease) in Shares	77,667	428,516

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Neiman Balanced Allocation Fund

Financial Highlights - Class A
Selected data for a share outstanding throughout the period:	4/1/2012	4/1/2011	7/6/2010*
	to	to	to
	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$11.42	$11.46	$10.00
Net Investment Income (Loss) (a)	0.13	0.08	0.03
Net Gains or Losses on Securities
(realized and unrealized)	0.85	0.01	1.47
Total from Investment Operations	0.98	0.09	1.50

Distributions (From Net Investment Income)	(0.14)	(0.02)	(0.02)
Distributions (From Capital Gains)	0.00	(0.11)	(0.02)
Total Distributions	(0.14)	(0.13)	(0.04)
Net Asset Value -
End of Period	$12.26	$11.42	$11.46
Total Return (b)	8.62%	0.90%	14.99%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,710	$7,292	$5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.08%	2.40%	4.04	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.53%	-0.22%	-2.22	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	1.45%	1.45	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	1.16%	0.72%	0.37	% **
Portfolio Turnover Rate	63.16%	65.19%	53.13	% ***

Financial Highlights - Class C
Selected data for a share outstanding throughout the period:	4/1/2012	4/1/2011	7/6/2010*
	to	to	to
	3/31/2013	3/31/2012	3/31/2011
Net Asset Value -
Beginning of Period	$11.28	$11.42	$10.00
Net Investment Income (Loss) (a)	0.04	0.00 (c)	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.84	(0.01)	1.47
Total from Investment Operations	0.88	(0.01)	1.44

Distributions (From Net Investment Income)	(0.04)	(0.02)	0.00	(c)
Distributions (From Capital Gains)	0.00	(0.11)	(0.02)
Total Distributions	(0.04)	(0.13)	(0.02)
Net Asset Value -
End of Period	$12.12	$11.28	$11.42
Total Return (b)	7.84%	(0.01)%	14.53%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,481	$6,879	$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.83%	3.15%	4.79	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	-0.33%	-0.96%	-2.94	% **
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%	2.20%	2.20	% **
Ratio of Net Investment Income (Loss) to Average Net Assets (e) (f)	0.31%	-0.01%	-0.35	% **
Portfolio Turnover Rate	63.16%	65.19%	53.13	% ***

* The Fund commenced operations on July 6, 2010. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005. (d) Represents performance beginning on the first day of security trading (July 16, 2010). (e) These ratios exclude the impact of expenses of the under-
lying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

     NOTES TO FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2013

1.) ORGANIZATION
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2013, there are three series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for its open tax years (2010-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2013 Annual Report 10

Notes to Financial Statements - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for deter-

2013 Annual Report 11

Notes to Financial Statements - continued

mining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,110,500	$0	$0	$16,110,500
Total	$16,110,500	$0	$0	$16,110,500

The Fund did not hold any Level 3 assets during the fiscal year ended March 31, 2013. There were no transfers into or out of the levels during the fiscal year ended March 31, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

Holdings and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the fiscal year ended March 31, 2013 were as follows:

Shares Held March 31, 2012	94,436
Purchases	43,761
Sales	(34,072)
Shares Held March 31, 2013	104,125

The aggregate cost and fair value of the Fund’s investment in Neiman Large Cap Value Fund at March 31, 2013 was $2,196,222 and $2,497,958, respectively. The investment represented 15.43% of total net assets as of March 31, 2013. For the fiscal year ended March 31, 2013, there were $17,252 in dividends and $26,000 of capital gain distributions received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2013, the Adviser earned management fees totaling $150,855 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the fiscal year ended March 31, 2013, the Adviser waived fees and/or reimbursed expenses totaling $95,673. The Fund owed the Adviser $14,486 at March 31, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its

2013 Annual Report 12

Notes to Financial Statements - continued

average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the fiscal year ended March 31, 2013, there were $20,705 and $68,036 of 12b-1 fees incurred by Class A and Class C, respectively. As of March 31, 2013, $22,261 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. During the period April 1, 2012 to March 31, 2013, those individuals earned $20,584 resulting from the sale of Class A shares. Additionally, during the period April 1, 2012 to March 31, 2013, those individuals earned $4,940 and $16,078 associated with trailing commissions of Class A and Class C, respectfully, which are paid from available class specific accrued 12b-1 fees.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the fiscal year ended March 31, 2013, the Adviser received $2,042 resulting from CDSC fee incurred by Class C.

7.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,656,820 and $9,366,528, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2013 was $14,400,032.

At March 31, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,726,904	($16,436)	$1,710,468

8.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions for Class A were as follows:

Distributions paid from Class A:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2013	March 31, 2012
Ordinary Income:	$ 107,326	$ 11,936
Short-term Capital Gain:	0	59,618
Long-term Capital Gain:	0	7,937
	$ 107,326	$ 79,491

The tax character of distributions for Class C were as follows:

Distributions paid from Class C:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2013	March 31, 2012
Ordinary Income:	$ 24,058	$ 9,640
Short-term Capital Gain:	0	58,721
Long-term Capital Gain:	0	7,818
	$ 24,058	$ 76,179

As of March 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 28,904
Accumulated losses	(9,506)
Unrealized appreciation - net	1,710,468
$ 1,729,866

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of wash sales.

2013 Annual Report 13

Notes to Financial Statements - continued

9.) LOSS CARRYFORWARDS
At March 31, 2013, the Fund had available for federal tax purposes an unused capital loss carry-forward of $9,506, which is characterized as short-term and has no expiration. Capital loss carry-forwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2013 Annual Report 14

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 29, 2013

2013 Annual Report 15

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

					Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 68	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
			Neiman Funds Management LLC,
			Portfolio Manager (2009-Present).

Michael Lomas(2), 37	Trustee	Since 2009	NEXT Financial Group, Division	3	None
			Manager and Registered
			Representative (2000-Present);
			Financials Guys LLC, Co-
			owner/Co-founder (2000-Present);
			Independent Solutions Wealth
			Management, LLC, President
			(2007-Present). Neiman Funds
			Management LLC, Business
			Development (2009-Present).

Daniel Neiman(2), 35	Treasurer,	Since	Neiman Capital Management LLC,	N/A	N/A
	Secretary	2003	(Chief Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 61	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
59	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 35	Independent	Since 2003	Chief Financial Officer/Controller	3	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2013 Annual Report 16

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2013 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Neiman Funds

Neiman Tactical Income Fund
Class A Shares (NTAFX)
For Investors Seeking Total Return With Capital Preservation as a Secondary Objective.

ANNUAL REPORT
March 31, 2013

Neiman Tactical Income Fund
Annual Report
May 2013

Dear Shareholder,

     As of March 31, 2013, Neiman Tactical Income Fund (symbol NTAFX) has reached the end of its first fiscal year, in this instance less than a full 12 months, as the inception date was June 29, 2012. The accompanying annual report covers the period from date of inception, June 29, 2012, until the end of the partial fiscal year, March 31, 2013.

     As of the end of the fiscal year, March 31, 2013, the Fund had total net assets of approximately $49.2 million. Management wishes to thank our shareholder investors for showing confidence in our investment process and philosophy.

     As of March 31, 2013, NTAFX had a total return for the period commencing at inception, June 29, 2012, through March 31, 2013, of 1.26% for Class A shares and 7.44% (Class A shares load waived). The S&P 500 Index had a total return of 17.17% and the Barclays Capital US Aggregate Bond Index had a total return of 1.68% for the same time period.

     During the first calendar quarter of 2013, from January 1, 2013, through March 31, 2013, NTAFX delivered a total return of 2.25% (Class A shares load waived). During that same time period, the S&P 500 Index had a total return of 10.61% and the Barclays Capital US Aggregate Bond Index had a total return of -0.12% .

     Factors that contributed to the Fund's performance were relatively low interest rates, as dictated by Fed policy throughout the period, perceived volatility on a worldwide basis, and a relatively strong equity market in comparison to bond and fixed income markets.

     It is the opinion of management that the Fund's performance was consistent with our philosophy of preservation of capital for our shareholders, coupled with a rate of return consistent with inflationary growth of the economy.

     Thank you for your investment in the Neiman Tactical Income Fund. We will always endeavor to focus on the safety of our shareholders' investments, during volatile economic conditions, as our highest priority.

Neiman Funds Management LLC	PageOne Funds Management LLC
Advisor to Neiman Funds	Sub-Advisor to Neiman Tactical Income Fund

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720.

2013 Annual Report 1

NEIMAN TACTICAL INCOME FUND (Unaudited)

NEIMAN TACTICAL INCOME FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2013.
Since
Inception(A)
CLASS A (with sales charge)*	1.26%
CLASS A (without sales charge)*	7.44%
S&P 500 Index (B)	17.17%
Barclays Capital US Aggregate Bond Index (C)	1.68%

Annual Fund Operating Expense Ratio (from 6/29/12 Prospectus) :
                           Class A - Gross 2.73%, Net 2.33%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Tactical Income Fund commenced operations on June 29, 2012.

(B) The S&P 500 is a market capitalization-weighted dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C) The Barclays Capital US Aggregate Bond Index covers the USD-denominated, investment-grade, fixe-drate, taxable bond market of SEC-registered securities whose composition is different from the Fund. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2013 Annual Report 2

NEIMAN TACTICAL INCOME FUND

                                       Neiman Tactical Income Fund
                                 by Sectors (as a percentage of Net Assets)
                                                          (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2013 Annual Report 3

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2012 through March 31, 2013.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2012
	October 1, 2012	March 31, 2013	to March 31, 2013

Actual	$1,000.00	$1,044.11	$7.39

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2013 Annual Report 4

Neiman Tactical Income Fund

		Schedule of Investments
			March 31, 2013
Shares/Principal Amount		Fair Value	% of Net Assets
Mutual Funds
*	American Century Investments Government Bond Fund – Investor Class	$5
*	Federated Total Return Government Bond Fund – Service Shares	4
229,224	Metropolitan West High Yield Bond Fund – Class I	2,427,483
252,887	Neuberger Berman High Income Bond Fund – Institutional Class	2,422,662
1	PIMCO GNMA Fund – Class A	8
249,505	PIMCO High Yield Fund – Institutional Class	2,422,696
331,310	RidgeWorth Investments High Income Fund – I Shares	2,425,191
Total for Mutual Funds (Cost $9,495,793)		9,698,049	19.72%
Exchange Traded Funds
39,300	iShares Barclays 3-7 Year Treasury Bond	4,853,157
66,200	PIMCO Total Return ETF	7,267,502
111,290	Vanguard Intermediate Term Government Bond Index ETF	7,278,366
174,300	Vanguard Total Bond Market ETF	14,578,452
Total for Exchange Traded Funds (Cost $33,949,182)		33,977,477	69.10%
Money Market Funds
5,261,829	Fidelity Money Market Portfolio Class I 0.18% **	5,261,829
Total for Money Market Funds (Cost $5,261,829)		5,261,829	10.70%
	Total Investments	48,937,355	99.52%
	(Cost $48,706,804)
	Other Assets in Excess of Liabilities	234,613	0.48%
	Net Assets	$49,171,968	100.00%

* Less than 0.5 shares. ** Variable Rate Security; The Yield Rate shown represents the rate at March 31, 2013. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 5

Neiman Tactical Income Fund

Statement of Assets and Liabilities
March 31, 2013
Assets:
Investment Securities at Fair Value	$48,937,355
(Cost $48,706,804)
Prepaid Expenses	15,626
Receivables:
Fund Shares Purchased	199,553
Dividends and Interest	110,898
Total Assets	49,263,432
Liabilities
Accrued Management Fees	34,474
Accrued Distribution and Service (12b-1) Fees	29,377
Accrued Compliance Officer Expense	1,014
Accrued Trustees Fees	11
Other Accrued Expenses	26,588
Total Liabilities	91,464
Net Assets	$49,171,968
Net Assets Consist of:
Paid In Capital	$47,757,378
Accumulated Undistributed Net Investment Income	473,104
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	710,935
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	230,551
Net Assets, for 4,707,245 Shares Outstanding	$49,171,968
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($49,171,968/4,707,245 shares)	$10.45
Maximum Offering Price Per Share ($10.45/0.9425) **	$11.09

** Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2013 Annual Report 6

Neiman Tactical Income Fund

Statement of Operations
For the period June 29, 2012* through March 31, 2013
Investment Income:
Dividends	$1,543,615
Interest	4,211
Total Investment Income	1,547,826
Expenses:
Management fees	278,341
Transfer agent fees & accounting fees	30,343
Distribution and service (12b-1) fees	69,585
Registration expense	18,985
Administration fees	21,875
Audit fees	17,133
Legal fees	8,092
Custody fees	6,565
Miscellaneous expense	3,058
Compliance officer expense	3,014
Trustees fees	2,260
Printing and postage expense	2,824
Insurance fees	1,047
Total Expenses	463,122
Less:
Expense Waiver / Expense Reimbursement	(59,528)
Net Expenses	403,594
Net Investment Income (Loss)	1,144,232
Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Investment Companies	28,597
Realized Gain (Loss) on Investments	1,244,762
Change In Unrealized Appreciation (Depreciation) on Investments	230,551
Net Realized and Unrealized Gain (Loss) on Investments	1,503,910

Net Increase (Decrease) in Net Assets from Operations	$2,648,142

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 7

Neiman Tactical Income Fund

Statement of Changes in Net Assets
6/29/2012*
to
3/31/2013
From Operations:
Net Investment Income (Loss)	$1,144,232
Capital Gain Distributions from Investment Companies	28,597
Net Realized Gain (Loss) on Investments	1,244,762
Change in Net Unrealized Appreciation (Depreciation) on Investments	230,551
Increase (Decrease) in Net Assets from Operations	2,648,142
From Distributions to Shareholders:
Net Investment Income	(671,128)
Net Realized Gain from Security Transactions	(562,424)
Change in Net Assets from Distributions	(1,233,552)
From Capital Share Transactions:
Proceeds From Sale of Shares	52,146,107
Shares Issued on Reinvestment of Dividends	902,314
Cost of Shares Redeemed	(5,291,043)
Net Increase (Decrease) from Shareholder Activity	47,757,378
Net Increase (Decrease) in Net Assets	49,171,968
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$49,171,968
Undistributed Net Investment Income of $473,104)
Share Transactions:
Issued	5,129,465
Reinvested	88,375
Redeemed	(510,595)
Net Increase (Decrease) in Shares	4,707,245
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	4,707,245

* The Fund commenced operations on June 29, 2012. The accompanying notes are an integral part of these financial statements.

2013 Annual Report 8

Neiman Tactical Income Fund

Financial Highlights
Selected data for a share outstanding throughout	6/29/2012*
the period:	to
	3/31/2013
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income (Loss) (a)	0.32
Net Gains or Losses on Securities
(realized and unrealized) (b)	0.42
Total from Investment Operations	0.74
Distributions (From Net Investment Income)	(0.16)
Distributions (From Capital Gains)	(0.13)
Total Distributions	(0.29)
Net Asset Value -
End of Period	$10.45
Total Return (c)	7.44	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$49,172
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.66	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	3.89	% ***
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.45	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	4.11	% ***
Portfolio Turnover Rate	364.88	% **

* The Fund commenced operations on June 29, 2012.
** Not Annualized.
*** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2013 Annual Report 9

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN TACTICAL INCOME FUND
March 31, 2013

1.) ORGANIZATION:
Neiman Tactical Income Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of March 31, 2013, there are three series authorized by the Trust. The Fund commenced operations on June 29, 2012. The Fund currently offers Class A shares. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund's primary investment objective is total return with capital preservation as a secondary objective. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser") and the Sub-Adviser to the Fund is PageOne Funds Management, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s initial tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period June 29, 2012 through March 31, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Capital gain distribu-

2013 Annual Report 10

Notes to the Financial Statements - continued

tions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Advisor and will not be borne by the Fund.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds) . Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

2013 Annual Report 11

Notes to the Financial Statements - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,698,049	$0	$0	$ 9,698,049
Exchange Traded Funds	33,977,477	0	0	33,977,477
Money Market Funds	5,261,829	0	0	5,261,829
Total	$48,937,355	$0	$0	$48,937,355

The Fund did not hold any Level 3 assets during the period June 29, 2012 through March 31, 2013. There were no transfers into or out of level 1 and level 2 during the period June 29, 2012 through March 31, 2013. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period June 29, 2012 through March 31, 2013.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% of the Fund’s average daily net assets. PageOne Funds Management, LLC (“PageOne”), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee.

For the period June 29, 2012 through March 31, 2013, the Adviser earned management fees totaling $278,341 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2013. The fee waiver will automatically terminate on July 31, 2013 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2013.

For the period June 29, 2012 through March 31, 2013, the Adviser waived fees and/or reimbursed expenses totaling $59,528. The Fund owed the Adviser $34,474 at March 31, 2013. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any

2013 Annual Report 12

Notes to the Financial Statements - continued

or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the period June 29, 2012 through March 31, 2013 there were $69,585 of 12b-1 fees incurred by Class A. As of March 31, 2013, $29,377 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. Those individuals earned $44,637 resulting from the sale of Class A shares during the period June 29, 2012 to March 31, 2013.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

7.) INVESTMENT TRANSACTIONS
For the period June 29, 2012 through March 31, 2013, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $159,338,183 and $117,137,970, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2013 was $48,706,804.

At March 31, 2013, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$236,873	($6,322)	$230,551

As of March 31, 2013, there were no differences between book basis and tax basis unrealized appreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2013, Ameritrade Inc. located in Omaha, Nebraska, for the benefit of its customers, owned, in the aggregate, 56.74% of the Fund, and therefore may be deemed to control the Fund. Also, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 26.53% of the Fund, and therefore may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A on December 27, 2012 of which $0.1562 per share was paid from net investment income and $0.1309 per share was paid from short-term capital gains.

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:
Period June 29, 2012
through March 31, 2013
Ordinary Income:	$ 671,128
Short-term Capital Gain:	562,424
Long-term Capital Gain:	0
$ 1,233,552

As of March 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,155,604
Undistributed long-term capital gain (accumulated losses)	28,435
Unrealized appreciation (depreciation) - net	230,551
$1,414,590

2013 Annual Report 13

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2013 Annual Report 14

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2013 Annual Report 15

Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Ste 800 Cleveland, Ohio 44115 www.cohenfund.com	216.649.1700 216.579.0111 fax

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Tactical Income Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period of June 29, 2012 (commencement of operations) through March 31, 2013. These financial statements and financial highlights are the responsibility of the Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Tactical Income Fund as of March 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period of June 29, 2012 (commencement of operations) through March 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 29, 2013

2013 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

					Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 68	President	Since 2003	Neiman Capital Management LLC,	3	None
	and Trustee		Portfolio Manager (1999 – 2009).
			Neiman Funds Management LLC,
			Portfolio Manager (2009-Present).

Michael Lomas(2), 37	Trustee	Since 2009	NEXT Financial Group, Division	3	None
			Manager and Registered
			Representative (2000-Present);
			Financials Guys LLC, Co-
			owner/Co-founder (2000-Present);
			Independent Solutions Wealth
			Management, LLC, President
			(2007-Present). Neiman Funds
			Management LLC, Business
			Development (2009-Present).

Daniel Neiman(2), 35	Treasurer,	Since	Neiman Capital Management LLC,	N/A	N/A
	Secretary	2003	(ChiefPortfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 61	Independent	Since 2003	Bank Officer, Senior Vice	3	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	3	None
59	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 35	Independent	Since 2003	Chief Financial Officer/Controller	3	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2013 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Investment Sub-Adviser
PageOne Funds Management, LLC
2537 Route 9, Suite 250
Malta, NY 12020

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Tactical Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/13	FYE 3/31/12
Audit Fees	$42,527	$28,500
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$6,300
All Other Fees	$1,900	$1,500

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.
Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/13	FYE 3/31/12
Registrant	$9,400	$7,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Harvey Neiman Harvey Neiman President

Date: June 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President

Date: June 1, 2013

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/4/13